Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	898,781
Exercise Price | $ / shares	$ 31.61
Weighted Average Remaining Life	4 years 4 months 20 days
November 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	40,750
Exercise Price | $ / shares	$ 73.35
Weighted Average Remaining Life	3 months 10 days
January 20, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	112,489
Exercise Price | $ / shares	$ 112.5
Weighted Average Remaining Life	3 years 6 months 21 days
February 28, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	331,042
Exercise Price | $ / shares	$ 28.8
Weighted Average Remaining Life	4 years 4 months 28 days
July 18, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	414,500
Exercise Price | $ / shares	$ 7.8
Weighted Average Remaining Life	5 years